Share-based Compensation Plans and Shares Held in Trust (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Share-based Compensation Expense

Share-based compensation expense	$ million
	2017	2016	2015
Equity-settled plans	422	488	621
Cash-settled plans	380	205	129
Total	802	693	750

Schedule of Share Awards Under Share Based Payment

The principal share-based employee compensation plans are the PSP and LTIP. Awards of shares and American Depository Shares (ADSs) of the Company under the PSP and LTIP are granted upon certain conditions to eligible employees. The actual amount of shares that may vest ranges from 0% to 200% of the awards, depending on the outcomes of prescribed performance conditions over a three-year period beginning on January 1 of the award year. Shares and ADSs vest for nil consideration.

Share awards under the PSP and LTIP
	Number of A shares (million)	Number of B shares (million)	Number of A ADSs (million)	Weighted average remaining contractual life (years)
At January 1, 2017	36	12	10	1.0
Granted	10	4	3
Vested	(12)	(4)	(4)
Forfeited	(1)	—	—
At December 31, 2017	33	12	9	0.9
At January 1, 2016	36	12	10	1.0
Granted	11	4	3
Vested	(11)	(4)	(3)
At December 31, 2016	36	12	10	1.0